SHAREHOLDERS' EQUITY (Details)	Jun. 30, 2012	Dec. 31, 2011
Issued and outstanding	15,018,483	14,969,150
Reserved for share option plans	4,637,834	4,687,167
Common Stock, Shares Authorized	19,656,317	19,656,317